Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF - January | iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: 2.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Innovator U.S. Small Cap Power Buffer ETF - January | iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: 200.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Innovator U.S. Small Cap Power Buffer ETF - January | iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: 170.60 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Small Cap Power Buffer ETF - January | iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: 237.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)